Lease obligations (Tables)	12 Months Ended
Dec. 31, 2025
Lease expense
	Years ended December 31,
	2025	2024
	US$’000	US$’000

Operating lease cost	158	187
Short-term lease cost	87	8
Total lease cost	245	195

Supplemental consolidated cash flow information related to leases
	Years ended December 31,
	2025	2024
	US$’000	US$’000

Cash paid for amounts included in the measurement of lease liabilities:

Operating cash flows from operating leases	150	173
Right-of-use assets obtained in exchange for lease obligations (noncash):
Operating leases	-	-

Supplemental consolidated balance sheet information related to leases
	December 31,
	2025	2024
	US$’000	US$’000

Operating leases
Operating lease right-of-use assets	343	101
Current portion of long-term operating lease obligations	169	83
Long-term operating lease obligations, net of current maturities	160	9
	329	92

Weighted average remaining lease term
Operating leases	21 months	3 months

Weighted average discount rate
Operating leases	4%	5%

Maturities of lease liabilities
Operating leases
US$’000

Year ending December 31,
2026	179
2027	110
2028	55
Total lease payments	344
Less: imputed interest	(15)
Total	329

ZHEJIANG TIANLAN [Member]
Lease expense
	Years ended December 31,
	2025	2024
	RMB’000	RMB’000

Operating lease cost:
Amortization of right-of-use assets	703	141
Interest on lease liabilities included under cost of revenue and selling and administrative expenses	70	16
Total operating lease cost	773	157

Supplemental consolidated cash flow information related to leases
	Years ended December 31,
	2025	2024
	RMB’000	RMB’000

Cash paid for amounts included in the measurement of lease liabilities:

Finance cash flows from operating leases	600	440
Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating leases	-	-

Supplemental consolidated balance sheet information related to leases
	December 31,
	2025	2024
	RMB’000	RMB’000

Operating leases
Right-of-use assets, at cost	2,529	2,529
Accumulated amortization	(843)	(140)
Written off	(1,686)

Right-of-use assets, net	-	2,389

Current portion of operating lease	-	563
Non-current portion of operating lease	-	1,542
Total operating lease liabilities	-	2,105

Weighted average remaining lease term
operating leases	-	33 months

Weighted average discount rate
Operating leases	-	3.6%